Contract Assets, Net - Schedule of Movement of Contract Assets (Details) - USD ($)	12 Months Ended
	Mar. 31, 2025	Mar. 31, 2024
Schedule of Movement of Contract Assets [Abstract]
Balance at beginning of the year	$ 225,610	$ 66,319
Additions	1,248,738	236,285
Changes due to billings	(871,259)	(77,170)
Exchange difference	1,334	176
Balance at end of the year	$ 604,423	$ 225,610